Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Trading loans, securities, and other1
Trading loans, securities, and other	$ 234,888	$ 220,136
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,425	7,395
Derivatives
Derivatives	83,371	82,972
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,038	6,986
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	127,872	126,369
Securities purchased under reverse repurchase agreements	222,925	247,078
FINANCIAL LIABILITIES
Trading deposits	42,328	37,882
Derivatives
Derivatives	83,495	79,356
Securitization liabilities at fair value	25,399	25,283
Financial liabilities designated at fair value through profit or loss	225,237	197,635
Obligations related to securities sold short	41,455	43,795
Obligations related to securities sold under repurchase agreements	213,782	221,150
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	234,888	220,136
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,425	7,395
Derivatives
Derivatives	83,371	82,972
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,038	6,986
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	127,872	126,369
Securities purchased under reverse repurchase agreements	7,406	7,574
FINANCIAL LIABILITIES
Trading deposits	42,328	37,882
Derivatives
Derivatives	83,495	79,356
Securitization liabilities at fair value	25,399	25,283
Financial liabilities designated at fair value through profit or loss	225,237	197,635
Obligations related to securities sold short	41,455	43,795
Obligations related to securities sold under repurchase agreements	11,531	11,557
Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	98,487	87,909
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,306	3,047
Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	29,038	30,032
Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	34,649	34,967
Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	1
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,630	7,051
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,038	6,986
Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	795	344
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	478	288
Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	7,085	11,004
Derivatives
Derivatives	7,022	9,654
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	54,202	53,609
Derivatives
Derivatives	46,174	42,525
Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	80	44
Derivatives
Derivatives	423	440
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	13,008	12,696
Derivatives
Derivatives	19,216	19,683
Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	8,996	5,619
Derivatives
Derivatives	10,660	7,054
Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,218	8,767
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,022	15,891
Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,678	4,537
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,908	21,080
United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	25,774	23,784
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	56,019	54,492
Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,426	6,101
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,023	7,875
Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	766	768
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,748	1,896
Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,289	6,762
Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	19,562	16,508
Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,616	8,709
Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,752	13,091
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	137,139	129,307
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	431	465
Derivatives
Derivatives	2,501	950
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,979	2,087
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	0	0
Derivatives
Derivatives	2,944	836
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	12,578	15,342
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	98,186	87,713
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,145	1,136
Level 1 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	32,503	33,446
Level 1 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	431	465
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	1	6
Derivatives
Derivatives	2	6
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	99	30
Derivatives
Derivatives	136	24
Level 1 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	152	162
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	2,249	752
Derivatives
Derivatives	2,806	806
Level 1 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	3,860	4,892
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4	100
Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,352	2,973
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	830	851
Level 1 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	238	283
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	97,480	90,737
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,372	5,363
Derivatives
Derivatives	80,845	82,011
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,038	6,986
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	123,734	122,371
Securities purchased under reverse repurchase agreements	7,406	7,574
FINANCIAL LIABILITIES
Trading deposits	42,104	37,609
Derivatives
Derivatives	80,326	78,229
Securitization liabilities at fair value	25,399	25,283
Financial liabilities designated at fair value through profit or loss	225,237	197,633
Obligations related to securities sold short	28,877	28,453
Obligations related to securities sold under repurchase agreements	11,531	11,557
Level 2 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	278	171
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	0
Level 2 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	28,859	30,032
Level 2 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,146	1,521
Level 2 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	1
Level 2 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,577	5,019
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,038	6,986
Level 2 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	795	344
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	478	288
Level 2 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	7,074	10,990
Derivatives
Derivatives	6,948	9,572
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	54,103	53,576
Derivatives
Derivatives	46,037	42,496
Level 2 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	80	44
Derivatives
Derivatives	423	440
Level 2 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	12,856	12,534
Derivatives
Derivatives	19,096	19,528
Level 2 of fair value hierarchy [member] | Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	6,732	4,867
Derivatives
Derivatives	7,822	6,193
Level 2 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	3,358	3,875
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,018	15,791
Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,678	4,537
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,908	21,080
Level 2 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	23,422	20,811
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	55,189	53,641
Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,188	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,023	7,875
Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	766	768
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,748	1,896
Level 2 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,223	6,695
Level 2 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	19,561	16,508
Level 2 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,616	8,709
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,752	13,091
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	269	92
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,622	1,567
Derivatives
Derivatives	25	11
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,159	1,911
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	224	273
Derivatives
Derivatives	225	291
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	2
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	23	25
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,159	1,911
Level 3 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	179	0
Level 3 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,622	1,567
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	10	8
Derivatives
Derivatives	72	76
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	3
Derivatives
Derivatives	1	5
Level 3 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	120	155
Level 3 of fair value hierarchy [member] | Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	15	0
Derivatives
Derivatives	32	55
Level 3 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	66	67
Level 3 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	0
Level 3 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 0	$ 0